SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents			$ 36,261,104	$ 32,592,496
FDIC insured amount			250,000
Foresight Acquisition Corp [Member]
Cash equivalents	$ 0	$ 0	0
Unrecognized tax benefits	0	0	0
Accrued for interest and penalties	$ 0	$ 0	0
Effective tax rate	21.00%	21.00%
FDIC insured amount	$ 250,000	$ 250,000	$ 250,000
Foresight Acquisition Corp [Member] | Common Class A
Class of warrant or right, number of securities called by warrants or rights	10,819,167	10,819,167